Consolidated balance sheets (Parenthetical) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Allowance for credit losses	€ 658	€ 348
Common Class A
Class common stock, par value (Euro per share)	€ 0.06	€ 0.06
Class common stock, shared authorized (in shares)	700,000,000	700,000,000
Class common stock, shares issued (in shares)	96,704,815	55,967,976
Common stock, shares outstanding (in shares)	96,704,815	55,967,976
Common Class B
Class common stock, par value (Euro per share)	€ 0.60	€ 0.60
Class common stock, shared authorized (in shares)	320,000,000	320,000,000
Class common stock, shares issued (in shares)	261,962,688	298,187,967
Common stock, shares outstanding (in shares)	261,962,688	298,187,967